Investments - Components of Net Investment Return (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Investments, Debt and Equity Securities [Abstract]
Net interest and dividend income	$ 192.6	$ 195.8	$ 123.5
Investment expenses	(8.6)	(5.3)	(4.0)
Net investment income	184.0	190.5	119.5
Net realized and unrealized gains on other investments	12.9	0.7	5.8
Net realized gains/(losses) on fixed maturity securities, available-for-sale	4.6	(24.7)	(0.7)
Change in provision for expected credit losses	5.3	(4.6)	(0.2)
Net realized and unrealized investment gains/(losses)	22.8	(28.6)	4.9
Total realized and unrealized investments gains/(losses) and net investment income	$ 206.8	$ 161.9	$ 124.4